Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income (loss)	$ (75,854)	$ (74,458)	$ (78,335)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	189,218	183,839	187,225
Accretion	14,446	26,470	8,666
Equity compensation	7,334	7,021	6,842
Deferred income tax expense (benefit)	(43,392)	(39,555)	(38,447)
Amortization of debt discount and issuance costs	7,847	8,475	10,185
Contingent consideration	1,307	(69)
Gain on sale of cost method investment	(114)	(2,925)
Loss on extinguishment of debt		22,828	18,293
Impairment of long-lived assets	83,169	10,619	1,865
Other	(2,255)	(1,962)	820
Changes in operating assets and liabilities:
Accounts receivable	(6,824)	(20,791)	1,601
Prepaid expenses and other	536	1,442	(12,096)
Accounts payable	4,591	1,335	(2,149)
Accrued expenses, deferred revenue and other liabilities	26,650	29,273	(25,216)
Tax receivable agreement obligations to related parties	(988)	(1,142)	(334)
Net cash provided by (used in) operating activities	205,671	150,400	78,920
Investing activities
Purchases of property and equipment	(55,926)	(71,086)	(62,054)
Payments for acquisitions, net of cash acquired	(252,772)	(18,291)	(59,011)
Proceeds from sale of cost method investment	677	5,820
Other	(139)
Net cash provided by (used in) investing activities	(308,160)	(83,557)	(121,065)
Financing activities
Proceeds from Term Loan Facility	157,600		70,351
Payments on Term Loan Facility	(13,279)	(12,912)	(12,817)
Payment of debt assumed from acquisition	(25,262)	(218)
Proceeds from Revolving Facility	183,000
Payments on Revolving Facility	(183,000)		(15,000)
Payment of loan costs	(2,096)	(2,178)	(2,060)
Data sublicense and deferred financing obligation payments	(10,741)	(7,564)	(3,796)
Repurchase of Parent common stock	(1,221)	(613)	(317)
Capital contribution from Parent	3,256	1,999
Other		(582)	(376)
Net cash provided by (used in) financing activities	108,257	(22,068)	35,985
Net increase (decrease) in cash and cash equivalents	5,768	44,775	(6,160)
Cash and cash equivalents at beginning of period	76,538	31,763	37,923
Cash and cash equivalents at end of period	82,306	76,538	31,763
Supplemental disclosures of cash flow information
Cash paid for interest	135,582	140,771	171,879
Cash paid for income taxes	736	847	$ 7,545
Deferred financing obligations:
Property and equipment	1,651	12,722
Other assets		2,646
Current portion of long-term debt	613	6,377
Long-term debt	1,038	8,991
Business combinations:
Goodwill	11,345	5,553
Accrued expenses	10,695	$ 5,553
Additional paid-in capital	$ 650